Operating expense - Summary of Employee Benefit Expenses, Social Charges and Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Recast of employee benefit expenses	$ 93,657	$ 86,149	$ 90,181
Cost of revenue
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Recast of employee benefit expenses	3,200	2,247	2,660
Research and development costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Recast of employee benefit expenses	31,638	31,321	31,280
Selling and marketing costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Recast of employee benefit expenses	25,089	20,038	20,174
General and administrative costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Recast of employee benefit expenses	$ 33,730	$ 32,543	$ 36,067